RESTRUCTURING (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 0	$ 901
Additional costs incurred	1,762	2,109
Payments	(1,762)	(3,070)
Foreign currency effect on the restructuring accrual		60
Restructuring reserve, ending balance	$ 0	$ 0